Segment Reporting and Foreign Operations (Details 2) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues by geographic area	$ 11,924	$ 11,240	$ 40,502	$ 38,659	$ 53,167	$ 66,957
Operating loss by geographic area	(14,594)	(4,142)	(25,181)	(12,272)	(23,723)	(11,412)
Net income (loss) by geographic area	(14,641)	(4,720)	(27,129)	(13,201)	(27,503)	(11,729)
Identifiable assets by geographic area	33		33		66,473	68,715
Long lived assets by geographic area	17,378		17,378		30,162	33,000
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues by geographic area	11,917	11,231	40,368	38,605	53,348	66,916
Operating loss by geographic area	(14,097)	(3,622)	(23,834)	(10,903)	(21,838)	(10,412)
Net income (loss) by geographic area	(14,135)	(4,200)	(25,756)	(11,832)	(24,861)	(13,691)
Identifiable assets by geographic area	34,591		34,591		66,050	67,538
Long lived assets by geographic area	16,981		16,981		29,843	32,759
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues by geographic area	7	9	134	54	54	41
Operating loss by geographic area	(497)	(511)	(1,347)	(1,344)	(1,860)	(1,000)
Net income (loss) by geographic area	(497)	(511)	(1,347)	(1,344)	(1,860)	1,983
Identifiable assets by geographic area	591		591		400	405
Long lived assets by geographic area	397		397		319	241
Saudi Arabia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues by geographic area
Operating loss by geographic area		(9)		(25)	(25)
Net income (loss) by geographic area	(9)	(9)	(26)	(25)	(782)	(21)
Identifiable assets by geographic area	23		23		23	772
Long lived assets by geographic area
Eliminations [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues by geographic area					(235)
Operating loss by geographic area
Net income (loss) by geographic area
Identifiable assets by geographic area
Long lived assets by geographic area